Subsequent Events - Additional Information (Detail) $ in Millions	Jun. 25, 2026 USD ($)
Subsequent Events [Abstract]
Share repurchase program, authorized, amount	$ 500
Share repurchase program allocation percentage employee share trust	40.00%